Earnings/(losses) per share ("EPS")	12 Months Ended
Dec. 31, 2019
Earnings/(losses) per share ("EPS")
Earnings/(losses) per share ("EPS")

29. Earnings/(losses) per share (“EPS”)

Basic earnings/(losses) per share was calculated by dividing the profit/(loss) for the year attributable to the owners of the common shares after deducting the dividend on Preference Shares by the weighted average number of common shares issued and outstanding during the year.

Diluted EPS is calculated by dividing the profit/(loss) for the year attributable to the owners of the Group adjusted for the effects of all dilutive potential ordinary shares by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

The following reflects the earnings/(losses) and share data used in the basic and diluted earnings/(losses) per share computations:

	For the year ended
	December 31,
	2017	2018	2019
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	15,506	47,683	(100,661)
Less: Dividends on Preference Shares	(10,064)	(10,063)	(10,063)
Profit/(loss) for the year available to owners of the Group	5,442	37,620	(110,724)
Weighted average number of shares outstanding, basic	80,622,788	80,792,837	80,849,818
Basic earnings/(loss) per share	0.07	0.47	(1.37)
Diluted earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group used in the calculation of diluted EPS	5,442	37,620	(110,724)
Weighted average number of shares outstanding, basic	80,622,788	80,792,837	80,849,818
Dilutive potential ordinary shares	643,342	844,185	—
Weighted average number of shares used in the calculation of diluted EPS	81,266,130	81,637,022	80,849,818
Diluted earnings/(loss) per share	0.07	0.46	(1.37)

The Group excluded the effect of 2,630,173 SARs and 367,162 RSUs in calculating diluted EPS for the year ended December 31, 2019, as they were anti-dilutive (December 31, 2018: 555,453 SARs and 0 RSUs, December 31, 2017: 998,502 SARs and 0 RSUs).